S-K 1603(c) Fiduciary Duties to Other Companies	Sep. 16, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Directors and Executive Officers

Upon closing of this offering, our Board of Directors and Executive Officers will consist of the following individuals:

Name	Age	Position
Halldor Thorsteinsson	41	Chief Executive Officer; Member of the Board of Directors
J. Heath Cardie, CFA	55	Chief Financial Officer; Chair of the Board of Directors
Lu Zhou	41	Chief Investment Officer
Christy Albeck	71	Independent Director, Chair of the Audit Committee
Andrew E. Geist	60	Independent Director
Ragnar Rafnsson	46	Independent Director

SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

●	duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;
●	duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;
●	duty not to improperly fetter the exercise of future discretion;
●	duty to exercise authority for the purpose for which it is conferred and duty to exercise powers fairly as between different sections of shareholders;
●	duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and
●	duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience which that director has.